Financial risk management objectives and policies - Concentration of credit risk (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Revenue	$ 11,753	$ 15,623	$ 17,354
Percentage of entity's revenue	100.00%	100.00%	100.00%
A
Disclosure of credit risk exposure [line items]
Revenue	$ 751	$ 3,476	$ 3,679
Percentage of entity's revenue	6.00%	22.00%	21.00%
B
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 0	$ 2,873
Percentage of entity's revenue	0.00%	0.00%	17.00%
Other
Disclosure of credit risk exposure [line items]
Revenue	$ 11,002	$ 12,147	$ 10,802
Percentage of entity's revenue	94.00%	78.00%	62.00%